Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 397	$ 211
Other subsidiaries [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary	42
Elite Business [Member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary	$ 342